Segmented Information - Schedule of External Revenues and Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 42,797	$ 37,840
Fixed assets, net	9,618	8,173
Operating Segments [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	42,797	37,840
Fixed assets, net	9,619	8,173
Operating Segments [Member] | North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	20,722	18,911
Fixed assets, net	5,017	4,041
Operating Segments [Member] | North America [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,855	9,648
Fixed assets, net	2,297	1,860
Operating Segments [Member] | North America [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,958	4,393
Fixed assets, net	1,509	1,260
Operating Segments [Member] | North America [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,909	4,870
Fixed assets, net	1,211	921
Operating Segments [Member] | Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	16,217	14,295
Fixed assets, net	3,460	3,131
Operating Segments [Member] | Europe [Member] | Austria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,926	6,617
Fixed assets, net	787	737
Operating Segments [Member] | Europe [Member] | Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,403	3,800
Fixed assets, net	831	832
Operating Segments [Member] | Europe [Member] | Czech Republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,330	1,024
Fixed assets, net	342	307
Operating Segments [Member] | Europe [Member] | Poland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	798	695
Fixed assets, net	238	224
Operating Segments [Member] | Europe [Member] | Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	464	357
Fixed assets, net	240	223
Operating Segments [Member] | Europe [Member] | United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	442	343
Fixed assets, net	162	163
Operating Segments [Member] | Europe [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	390	351
Fixed assets, net	81	75
Operating Segments [Member] | Europe [Member] | France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	337	381
Fixed assets, net	77	61
Operating Segments [Member] | Europe [Member] | Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	325	305
Fixed assets, net	9	7
Operating Segments [Member] | Europe [Member] | Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	322	0
Fixed assets, net	150	0
Operating Segments [Member] | Europe [Member] | Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	273	206
Fixed assets, net	329	299
Operating Segments [Member] | Europe [Member] | Other Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	207	216
Fixed assets, net	214	203
Operating Segments [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	5,316	4,167
Fixed assets, net	1,070	940
Operating Segments [Member] | Asia Pacific [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	4,843	3,901
Fixed assets, net	958	852
Operating Segments [Member] | Asia Pacific [Member] | India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	242	228
Fixed assets, net	100	82
Operating Segments [Member] | Asia Pacific [Member] | Other Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	231	38
Fixed assets, net	12	6
Operating Segments [Member] | Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	542	467
Fixed assets, net	$ 72	$ 61